Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Sep. 30, 2024	Mar. 31, 2024
Year-end Spot Rate [Member] | Singapore [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	1	1
Year-end Spot Rate [Member] | United States [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	1.2831	1.3475
Average Rate [Member] | Singapore [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	1	1
Average Rate [Member] | United States [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	1.3362	1.3407